UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08741
Merrimac Series
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA	02117
(Address of principal executive offices)	(Zip code)
Rainer L.C. Frost, Secretary of the Merrimac Series Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)
With a copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code:	(888) 637-7763
Date of fiscal year end:	12/31/2006
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

Merrimac Series (Unaudited)

The funds in the Merrimac Series are organized in a “master-feeder” structure under which each fund invests all of its investable assets in a corresponding series of the Merrimac Master Portfolio which has substantially the same investment objectives and policies. The following summarizes the component entities:

Feeder Fund	Master Portfolio	Percent of Master Portfolio Interests Owned by Feeder Fund as of March 31, 2006
Cash Series	Cash Portfolio	65.27%
Prime Series	Prime Portfolio	99.99%
Treasury Series	Treasury Portfolio	99.99%
Treasury Plus Series	Treasury Plus Portfolio	24.05%
U.S. Government Series	U.S. Government Portfolio	99.99%
Municipal Series	Municipal Portfolio	99.99%

The Schedule of Investments for each portfolio is set forth below.

Merrimac Cash Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Commercial Paper — 38.3%
Amstel Funding Corporation	4.50%	04/10/06	$20,000,000	$19,977,750
	4.80	05/31/06	17,500,000	17,361,750
Amsterdam Funding Corporation	4.73	04/25/06	25,000,000	24,921,500
Atlantic Asset Securitization Corporation	4.71	04/10/06	9,631,000	9,619,708
Banque Generale Du Luxembourg	4.86	06/12/06	20,000,000	19,808,000
Barclays U.S. Funding LLC	4.44	04/28/06	15,000,000	14,951,006
	4.53	05/30/06	14,750,000	14,643,032
Caisse Nationale Des Caisses d’ Epargne	4.48	04/04/06	50,000,000	49,981,540
Chariot Funding LLC	4.81	05/12/06	25,000,000	24,863,902
Charta LLC	4.71	05/15/06	25,000,000	24,857,612
	4.84	05/22/06	20,000,000	19,863,716
CIT Group, Inc.	4.73	06/12/06	20,000,000	19,814,000
Crown Point Capital Corporation LLC	4.87	04/03/06	20,000,000	19,994,588
	4.78	04/04/06	15,000,000	14,994,025
	4.75	04/19/06	10,000,000	9,976,350
Dakota Notes	4.75	05/02/06	10,000,000	9,959,356
Depfa Bank PLC	4.67	05/03/06	40,000,000	39,835,912
Dexia Delaware LLC	4.47	04/05/06	25,000,000	24,987,708
DZ Bank AG	4.66	04/18/06	25,000,000	24,945,458
	4.76	04/24/06	10,000,000	9,969,717
Edison Asset Securitization	4.74	07/05/06	20,000,000	19,754,584
Grampian Funding Ltd.	4.24	04/03/06	30,000,000	29,993,082
Ivory Funding Corporation	4.89	06/12/06	21,945,000	21,733,012
Jupiter Securitization Corporation	4.57	04/04/06	25,000,000	24,990,542
Old Line Funding LLC	4.76	05/10/06	27,024,000	26,885,524
Picaros Funding LLC	4.89	05/31/06	25,000,000	24,797,916
Regency Markets No. 1 LLC	4.73	04/14/06	25,000,000	24,957,480
	4.76	04/20/06	10,000,000	9,974,983
	4.72	05/15/06	10,000,000	9,942,922
Scaldis Capital LLC	4.72	05/18/06	10,000,000	9,939,030
	4.86	08/09/06	15,000,000	14,743,250
Sheffield Receivables Corporation	4.70	04/12/06	25,000,000	24,964,250
Solitaire Funding Ltd.	4.85	04/03/06	35,000,000	34,990,568
				692,993,773
Variable Rate Notes * — 40.7%
American Express Credit	4.59	04/05/06	16,200,000	16,214,931
American Honda Finance Corporation	4.51	04/18/06	15,000,000	15,019,032
	4.75 - 4.80	06/12/06	10,000,000	10,003,244
Bank of America Corporation	4.53	04/03/06	35,000,000	35,000,000
Bank One NA	4.70	04/18/06	21,500,000	21,501,381

1

Bear Stearns - EMC Mortgage Corporation	4.87%	04/03/06	$25,000,000	$25,000,000
Bear Stearns Companies, Inc.	4.35	04/05/06	15,000,000	15,000,000
BNP Paribas NY	4.60	04/04/06	20,000,000	19,997,986
Canadian Imperial Bank of Commerce NY	4.60	04/04/06	10,000,000	9,999,972
	4.59	04/18/06	18,000,000	18,001,976
CIT Group, Inc.	4.74	04/19/06	27,225,000	27,226,457
Credit Suisse First Boston USA, Inc.	4.50	04/05/06	30,000,000	30,036,815
First Tennessee Bank NA	4.69	05/15/06	15,000,000	15,000,000
Goldman Sachs Group Inc., Promissory Note †	4.83	04/03/06	40,000,000	40,000,000
Household Finance Corporation	4.57	04/03/06	27,500,000	27,514,215
	4.60	05/09/06	10,000,000	10,013,300
K2 (USA) LLC	4.57	04/03/06	5,000,000	4,999,994
	4.90	04/19/06	20,000,000	19,998,083
Links Securities LLC	4.61	04/05/06	45,000,000	44,999,853
Merrill Lynch & Co., Inc.	4.47	04/19/06	6,000,000	6,003,055
	4.71	05/30/06	15,000,000	15,018,942
	4.91	06/19/06	19,600,000	19,610,379
Morgan Stanley, Dean Witter & Co.	4.26	04/03/06	50,000,000	50,000,000
Natexis Banques Populaire	4.59	04/18/06	20,000,000	20,000,000
Royal Bank of Canada	4.22	04/10/06	14,000,000	14,000,000
Sigma Finance Corporation	4.61	04/13/06	20,000,000	20,000,218
	4.86	06/15/06	15,000,000	14,998,569
Tango Finance Corporation	4.82	04/03/06	28,000,000	27,999,753
	4.73	04/25/06	20,000,000	19,999,092
Wal-Mart Stores	5.59	06/01/06	10,000,000	10,016,535
Wells Fargo Financial	4.52	04/18/06	25,000,000	25,003,239
Westpac Banking Corporation	4.44	06/12/06	50,000,000	50,000,000
White Pine Finance LLC	4.60	04/03/06	39,400,000	39,399,953
				737,576,974
Corporate Debt — 1.9%
BMW US Capital LLC	3.82	06/07/06	9,000,000	9,005,338
Caterpillar Finance Services Corporation	3.77	05/01/06	5,576,000	5,585,786
Merrill Lynch & Co., Inc.	3.76	05/16/06	10,000,000	10,028,952
Sigma Finance Corporation	4.83	01/30/07	10,000,000	10,000,000
				34,620,076
U.S. Government Agency Variable Rate Obligations * — 0.8%
Federal Home Loan Bank	4.94	09/15/06	15,000,000	14,943,789
Certificates Of Deposit — 11.7%
Barclays Bank PLC New York	4.41 - 4.70	07/19/06	20,000,000	19,962,720
BNP Paribas London	5.14	12/13/06	20,000,000	19,991,736
Caylon NY Branch Yankee	5.03	12/06/06	10,000,000	10,000,000
First Tennessee Bank NA	4.65	04/25/06	15,000,000	15,000,000

2

HBOS Treasury Services PLC New York	4.71%	10/12/06	$31,000,000	$31,000,000
	4.70	11/03/06	25,000,000	25,000,000
Natexis Banques Populaire New York	4.58	04/11/06	25,000,000	24,999,532
Royal Bank of Scotland New York	4.31	09/29/06	20,000,000	20,000,000
Svenska Handelsbanken New York	4.76	12/18/06	25,000,000	25,000,000
Unicredito Italiano	4.79	06/20/06	20,000,000	20,000,438
				210,954,426
Time Deposits — 1.0%
RBC Centura Bank	4.84	04/03/06	18,000,000	18,000,000
Asset Backed Securities — 0.6%
Capital One Auto Finance Trust 2005-C A1	3.97	10/15/06	2,806,880	2,806,880
Residential Mortgage Acceptance Corporation 2004-NS2A A1 *	4.36	04/12/06	7,462,064	7,462,064
				10,268,944
Repurchase Agreements — 4.6%
Credit Suisse First Boston Agreement, dated 03/31/06, with a maturity value of $31,012,529, collateralized by U.S. Government Agency Obligations with rates of 0.00%, and maturities ranging from 04/01/33 to 06/01/35, with an aggregate market value of $31,620,607.	4.85	04/03/06	31,000,000	31,000,000
Goldman Sachs Repurchase Agreement, dated 03/31/06, with a maturity value of $53,021,333, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 7.00% and maturities ranging from 09/01/15 to 03/01/36, with an aggregate market value of $54,060,000.	4.83	04/03/06	53,000,000	53,000,000
				84,000,000
Total Investments, at Amortized Cost — 99.6%				1,803,357,982
Other assets and liabilities, net — 0.4%				7,333,075
Net Assets — 100.0%				$1,810,691,057

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

3

Merrimac Prime Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value
Commercial Paper — 76.4%
Amstel Funding Corporation	4.77%	08/01/06	$5,000,000	$4,921,039
Amsterdam Funding Corporation	4.74	05/16/06	6,000,000	5,964,750
Atlantic Asset Securitization Corporation	4.77	05/12/06	5,500,000	5,470,372
Barton Capital Corporation	4.75	05/08/06	6,000,000	5,970,893
Cancara Asset Securitisation Ltd.	4.86	06/09/06	6,000,000	5,944,800
Chariot Funding LLC	4.73	05/08/06	6,000,000	5,971,017
Charta LLC	4.70	05/03/06	6,000,000	5,975,147
Ciesco LLC	4.78	05/02/06	5,750,000	5,726,431
CIT Group, Inc.	4.44	04/11/06	5,746,000	5,739,040
CRC Funding LLC	4.66	04/19/06	5,500,000	5,487,267
Crown Point Capital Corporation LLC	4.77	05/16/06	4,000,000	3,976,350
	4.78	05/17/06	2,000,000	1,987,887
Danske Corporation	4.72	05/08/06	5,000,000	4,975,950
Depfa Bank PLC	4.80	06/02/06	6,000,000	5,951,020
Eiffel Funding LLC	4.69	04/24/06	6,000,000	5,982,137
Ivory Funding Corporation	4.77	05/22/06	5,875,000	5,835,716
K2 (USA) LLC	4.63	04/20/06	5,000,000	4,987,888
Nationwide Building Society	4.73	05/22/06	2,500,000	2,483,461
Northern Rock PLC	4.84	05/22/06	6,000,000	5,959,115
Park Avenue Receivables Corporation	4.77	04/27/06	6,000,000	5,979,417
Picaros Funding LLC	4.79	05/23/06	6,000,000	5,958,920
Preferred Receivables Funding Corporation	4.76	04/24/06	6,000,000	5,981,830
Regency Markets No. 1 LLC	4.69	04/10/06	5,000,000	4,994,162
Scaldis Capital LLC	4.86	08/09/06	6,000,000	5,897,300
Sheffield Receivables Corporation	4.77	04/04/06	2,800,000	2,798,889
Tango Finance Corporation	4.72	05/19/06	6,000,000	5,962,640
UBS Finance	4.68	05/08/06	1,200,000	1,194,278
	4.74	05/22/06	4,000,000	3,973,423
Variable Funding Capital Corporation	4.76	05/12/06	3,250,000	3,232,530
Westpac Banking Corporation	4.79	06/01/06	6,000,000	5,951,912
Yorktown Capital LLC	4.63	04/13/06	750,000	748,850
	4.70	04/18/06	2,500,000	2,494,475
				154,478,906
Variable Rate Notes * — 22.5%
Bank of America Corporation	4.53	04/03/06	4,500,000	4,500,000
Beta Finance, Inc.	4.54	04/18/06	5,000,000	5,000,366
Canadian Imperial Bank of Commerce NY	4.59	04/18/06	5,000,000	5,000,549
Citigroup Commercial Credit	4.90	05/19/06	3,050,000	3,050,627
Credit Suisse First Boston USA, Inc.	4.74	05/10/06	4,000,000	4,000,138
Dorada Finance, Inc	4.58	04/18/06	5,000,000	5,000,000

1

General Electric Capital Corporation	4.22%	04/18/06	$5,400,000	$5,400,529
HBOS Treasury Services PLC	4.67 - 4.74	06/30/06	4,000,000	4,000,468
Nationwide Building Society	4.11	06/28/06	2,500,000	2,499,938
Royal Bank of Canada	4.22	04/10/06	1,000,000	1,000,000
Toyota Motor Credit Corporation	4.56	04/18/06	6,000,000	5,999,885
				45,452,500
Asset Backed Securities — 0.9%
Residential Mortgage Acceptance Corporation 2004-NS2A A1 *	4.36	04/12/06	1,790,895	1,790,895

	Shares
Mutual Funds — 0.0%
JP Morgan Chase Institutional Prime Money Market Fund	48,028	48,028
		48,028
Total Investments, at Amortized Cost — 99.8%		201,770,329
Other assets and liabilities, net — 0.2%		334,468
Net Assets — 100.0%		$202,104,797

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Treasury Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Treasury Obligations — 92.6%
U.S. Treasury Bills	4.13%	04/06/06	$5,000,000	$4,997,213
	4.45 - 4.66	04/20/06	30,000,000	29,929,249
	4.44	04/27/06	10,000,000	9,968,714
	4.47	05/04/06	15,000,000	14,940,075
	4.47 - 4.53	05/11/06	10,000,000	9,951,273
	4.53	05/18/06	10,000,000	9,942,301
	4.60 - 4.62	06/01/06	15,000,000	14,885,709
	4.64	06/08/06	15,000,000	14,872,075
	4.58 - 4.62	06/15/06	20,000,000	19,813,698
	4.67	06/22/06	10,000,000	9,896,247
	4.63	07/06/06	20,000,000	19,759,893
	4.67	07/13/06	10,000,000	9,870,106
U.S. Treasury Notes	4.25	04/30/06	10,000,000	9,984,299
	4.42 - 4.43	05/15/06	30,000,000	30,001,506
	4.61	05/31/06	20,000,000	19,930,311
	4.61	06/30/06	5,000,000	4,976,836
U.S. Treasury Strips, Principle Only	4.43	05/15/06	5,000,000	4,973,460
				238,692,965

	Shares
Mutual Funds — 7.1%
Dreyfus Treasury Prime Cash Fund	10,642,552	10,642,552
Goldman Sachs Financial Square Treasury Instruments Fund	7,532,753	7,532,753
		18,175,305
Total Investments, at Amortized Cost — 99.7%		256,868,270
Other assets and liabilities, net — 0.3%		806,295
Net Assets — 100.0%		$257,674,565

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac Treasury Plus Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value
Repurchase Agreements — 100.0%
Bear Stearns Repurchase Agreement, dated 03/31/06, with a maturity value of $100,036,667, collateralized by U.S. Treasury Obligations with rates ranging from 3.00% to 4.50% and maturities ranging from 11/15/07 to 02/15/16, with an aggregate market value of $102,732,896.	4.40%	04/03/06	$100,000,000	$100,000,000
Bear Stearns Repurchase Agreement, dated 03/31/06, with a maturity value of $75,027,813, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 8.75% and maturities ranging from 06/01/06 to 05/15/20, with an aggregate market value of $76,517,587.	4.45	04/03/06	75,000,000	75,000,000
Citigroup Repurchase Agreement, dated 03/31/06, with a maturity value of $75,025,938, collateralized by U.S. Treasury Obligations with rates of 0.00% and maturities ranging from 02/15/07 to 08/15/29, with an aggregate market value of $76,500,000.	4.15	04/03/06	75,000,000	75,000,000
Goldman Sachs Repurchase Agreement, dated 03/31/06, with a maturity value of $120,044,000, collateralized by a U.S. Treasury Obligation with a rate of 3.625% and a maturity date of 05/15/13, with an aggregate market value of $122,400,828.	4.40	04/03/06	120,000,000	120,000,000
Goldman Sachs Repurchase Agreement, dated 03/31/06, with a maturity value of $60,022,150, collateralized by a U.S. Treasury Obligation with a rate of 0.875% and a maturity date of 04/15/10, with an aggregate market value of $61,200,327.	4.43	04/03/06	60,000,000	60,000,000

1

JP Morgan Repurchase Agreement, dated 03/31/06, with a maturity value of $160,058,933, collateralized by U.S. Treasury Obligations with rates ranging from 3.375% to 3.50% and maturities ranging from 01/15/11 to 01/15/12, with an aggregate market value of $163,207,333.	4.42%	04/03/06	$160,000,000	$160,000,000
Merrill Lynch Repurchase Agreement, dated 03/31/06, with a maturity value of $75,027,813, collateralized by U.S. Treasury Obligations with rates ranging from 8.00% to 9.125% and maturities ranging from 05/15/18 to 11/15/21, with an aggregate market value of $76,500,658.	4.45	04/03/06	75,000,000	75,000,000
Morgan Stanley Repurchase Agreement, dated 03/31/06, with a maturity value of $79,929,885, collateralized by U.S. Treasury Obligations with rates of 0.00% and maturities ranging from 02/15/21 to 02/15/22, with an aggregate market value of $85,083,740.	4.48	04/03/06	79,900,056	79,900,056
				744,900,056
Total Investments, at Amortized Cost — 100.0%				744,900,056
Other assets and liabilities, net — 0.0%				64,085
Net Assets — 100.0%				$744,964,141

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac U.S. Government Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value
U.S. Government Agency Fixed Rate Obligations — 43.8%
Federal Farm Credit Bank	4.81%	06/19/06	$10,000,000	$9,895,764
Federal Home Loan Bank	4.67	04/19/06	60,000,000	59,860,500
	4.52	04/21/06	28,299,000	28,228,411
	4.26 - 4.52	05/22/06	75,425,000	75,260,296
	4.64	05/24/06	40,000,000	39,729,700
	4.76	01/18/07	8,000,000	7,922,490
Federal Home Loan Mortgage Corporation	4.29	04/13/06	12,500,000	12,482,477
	4.43	04/15/06	13,305,000	13,294,593
	4.40	05/05/06	40,000,000	39,836,800
	4.73	06/12/06	19,551,000	19,368,394
	4.63	06/13/06	25,000,000	24,764,833
	4.79	08/08/06	26,371,000	25,928,758
	4.57 - 4.64	08/15/06	27,500,000	27,314,220
	4.83	08/29/06	25,000,000	24,508,334
	4.17	10/18/06	10,000,000	10,000,000
	4.91	10/23/06	22,000,000	21,402,426
	4.50	11/03/06	10,000,000	10,000,000
	4.75	01/12/07	10,000,000	9,996,082
Federal National Mortgage Association	4.35	05/03/06	12,500,000	12,452,668
	4.50	05/15/06	6,000,000	5,983,602
	4.63	05/26/06	15,000,000	14,895,156
	4.50	06/15/06	20,000,000	20,030,044
	4.86	07/24/06	25,000,000	24,796,830
	4.82	08/23/06	10,000,000	9,811,600
	4.89	09/06/06	20,000,000	19,580,422
	4.93	12/29/06	10,000,000	9,642,622
				576,987,022
U.S. Government Agency Variable Rate Obligations * — 46.8%
Federal Farm Credit Bank	4.45 - 4.65	04/03/06	150,000,000	149,996,050
	4.75	04/11/06	42,000,000	41,982,995
	4.57	04/24/06	30,000,000	30,002,453
Federal Home Loan Bank	4.57	04/03/06	27,500,000	27,500,000
	4.53	04/21/06	40,000,000	40,000,087
	4.64	06/13/06	5,400,000	5,398,575
	4.63	06/29/06	60,000,000	59,974,680
	4.94	09/15/06	25,000,000	24,906,314

1

Federal Home Loan Mortgage Corporation	4.35%	04/06/06	$25,000,000	$24,987,634
	4.71	04/27/06	50,000,000	49,969,005
	4.79	06/19/06	50,000,000	49,970,748
	4.74	06/22/06	25,000,000	24,989,955
Federal National Mortgage Association	4.55	04/03/06	70,000,000	69,998,554
	4.41	04/07/06	17,000,000	16,997,481
				616,674,531
Repurchase Agreements — 9.0%
Credit Suisse First Boston Agreement, dated 03/31/06, with a maturity value of $69,027,888, collateralized by U.S. Government Agency Obligations with rates of 0.00%, and maturities ranging from 11/01/34 to 03/01/36, with an aggregate market value of $70,383,140.	4.85	04/03/06	69,000,000	69,000,000
Morgan Stanley Repurchase Agreement, dated 03/31/06, with a maturity value of $50,108,611, collateralized by U.S. Government Agency Obligations with rates ranging from 4.361% to 5.50% and maturities ranging from 10/01/14 to 06/01/34, with an aggregate market value of $51,002,011. †	4.60	04/17/06	50,000,000	50,000,000
				119,000,000

	Shares
Mutual Funds — 0.0%
Federated Government Obligation Money Market Fund	732,753	732,753
		732,753
Total Investments, at Amortized Cost — 99.6%		1,313,394,306
Other assets and liabilities, net — 0.4%		4,639,627
Net Assets — 100.0%		$1,318,033,933

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Municipal Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Variable Rate Demand Notes * — 62.2%
Alaska — 1.9%
Valdez Marine Terminal, BP Pipelines, Inc. Project	3.13%	04/03/06	$1,765,000	$1,765,000
Valdez Marine Terminal, Exxon Pipeline Co. Project	3.07	04/03/06	3,000,000	3,000,000
				4,765,000
California — 6.0%
California State Department of Water Resources, LOC: BNP Paribas	3.07	04/03/06	3,000,000	3,000,000
California State, LOC: State Street Bank & Trust Co.	3.08	04/03/06	12,135,000	12,135,000
				15,135,000
Colorado — 2.9%
Colorado Housing & Finance Authority	3.17	04/07/06	7,400,000	7,400,000
Connecticut — 1.5%
Connecticut State Health & Educational Facilities Authority, Yale University	3.10	04/07/06	650,000	650,000
Connecticut State, SPA: Bayerische Landesbank	3.14	04/07/06	3,100,000	3,100,000
				3,750,000
Georgia — 2.0%
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische Landesbank	3.10	04/07/06	5,000,000	5,000,000
Illinois — 7.9%
Chicago O’Hare International Airport, LOC: Societe Generale	3.13	04/07/06	2,985,000	2,985,000
Illinois Health Facilities Authority, Gottlieb Memorial Hospital, SPA: Harris Trust & Savings Bank	3.18	04/07/06	8,500,000	8,500,000
Illinois Health Facilities Authority, Rush Presbyterian - St. Luke’s Medical Center, LOC: Northern Trust Company	3.20	04/07/06	2,000,000	2,000,000

Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, SPA: Harris Trust & Savings Bank, Insurer: MBIA	3.20%	04/07/06	$1,300,000	$1,300,000
Illinois State - Series B, SPA: Depfa Bank PLC	3.23	04/07/06	5,000,000	5,000,000
				19,785,000
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Baptist Health Care System, SPA: National City Bank, Insurer: MBIA	3.13	04/03/06	2,865,000	2,865,000
Louisiana — 1.6%
St. Charles Parish, Pollution Control, Shell Oil Company	3.12	04/03/06	4,000,000	4,000,000
Massachusetts — 2.5%
Boston Water and Sewer Commission, LOC: State Street Bank & Trust Co.	3.12	04/07/06	450,000	450,000
Massachusetts State	3.09	04/03/06	3,000,000	3,000,000
Massachusetts State Water Resources Authority, LOC: Bank of Nova Scotia, Insurer: AMBAC	3.15	04/07/06	2,800,000	2,800,000
Massachusetts State, SPA: Landesbank Hessen-Thueringen Girozentrale	3.20	04/07/06	100,000	100,000
				6,350,000
Michigan — 2.8%
Detroit Water Supply Systems, Insurer: FGIC	3.17	04/07/06	7,000,000	7,000,000
Minnesota — 0.2%
Hennepin County, LOC: State Street Bank & Trust Co.	3.04	04/07/06	50,000	50,000
Minneapolis, LOC: Dexia Credit Local de France	3.04	04/07/06	65,000	65,000
North Suburban Hospital District of Anoka & Ramsey Counties, LOC: Wells Fargo Bank NA	3.25	04/07/06	500,000	500,000
				615,000
Missouri — 0.4%
Missouri State Health & Educational Facilities Authority, Deaconess Long Term Care, LOC: JP Morgan Chase Bank	3.20	04/07/06	100,000	100,000

Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	3.13%	04/03/06	$885,000	$885,000
				985,000
Nevada — 0.1%
Clark County School District, SPA: State Street Bank & Trust Co., Insurer: FSA	3.06	04/03/06	300,000	300,000
New Hampshire — 2.8%
New Hampshire Health & Education Facilities Authority, Dartmouth College	3.17	04/07/06	7,090,000	7,090,000
New Jersey — 2.8%
New Jersey Economic Development Authority, United Water, Inc., SPA: Bank of New York, Insurer: AMBAC	3.09	04/03/06	7,000,000	7,000,000
New York — 11.5%
New York State Dormitory Authority Revenue Bond, LOC: Dexia Credit Local de France, Insurer: FSA	3.12	04/06/06	8,500,000	8,500,000
New York State Housing Finance Agency, Normandie CT, LOC: Bayerische Landesbank	3.16	04/07/06	155,000	155,000
New York State Local Government Assistance Corporation, LOC: Societe Generale	3.12	04/07/06	7,280,000	7,280,000
New York, City Transitional Finance Authority, SPA: Citibank	3.04	04/03/06	8,000,000	8,000,000
New York, LOC: Depfa Bank PLC	3.15	04/07/06	5,000,000	5,000,000
				28,935,000
North Carolina — 2.3%
North Carolina Educational Facilities Finance Agency, Duke University, LOC: Duke University	3.17	04/07/06	5,350,000	5,350,000
North Carolina State, LOC: Landesbank Hessen-Thueringen Girozentrale	3.15	04/07/06	500,000	500,000
				5,850,000
Pennsylvania — 1.0%
Delaware County Industrial Development Authority, General Electric Capital Corporation	3.17	04/07/06	900,000	900,000

Delaware County Industrial Development Authority, Resource Recovery Authority, General Electric Capital Corporation	3.17%	04/07/06	$1,400,000	$1,400,000
Lehigh County Industrial Development Authority Pollution Control Revenue Bond, Alleghany Electric Cooperative, Inc., LOC: Rabobank Nederland	3.25	04/07/06	90,000	90,000
				2,390,000
Texas — 4.6%
Harris County Health Facilities Development Authority, Texas Children’s Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA	3.13	04/03/06	5,115,000	5,115,000
Port of Port Arthur Navigation District Texaco, Inc.	3.12	04/03/06	5,000,000	5,000,000
Southwest Higher Education Authority, Inc., Southern Methodist University, LOC: Landesbank Hessen-Thueringen Girozentrale	3.12	04/03/06	1,500,000	1,500,000
				11,615,000
Utah — 0.8%
Salt Lake County, Pollution Control, British Petroleum Amoco	3.13	04/03/06	2,000,000	2,000,000
Virginia — 1.7%
Peninsula Port Authority, Dominion Terminal Associates, LOC: U.S. Bank Trust NA	3.11	04/03/06	4,295,000	4,295,000
Washington — 3.6%
Washington State Public Power Supply System, LOC: Bank of America NA	3.17	04/07/06	425,000	425,000
Washington State Public Power Supply System, LOC: JP Morgan Chase Bank	3.17	04/07/06	1,700,000	1,700,000
Washington State, SPA: Landesbank Hessen-Thueringen Girozentrale	3.12	04/07/06	6,800,000	6,800,000
				8,925,000
Wyoming — 0.2%
Lincoln County Pollution Control, Exxon Mobil Corporation	3.05	04/03/06	300,000	300,000
Sublette County, Pollution Control, Exxon Mobil Corporation	3.05	04/03/06	65,000	65,000
				365,000
				156,415,000

Fixed Rate Demand Notes — 33.9%
Arizona — 4.0%
Salt River Project, Agricultral Improvement & Power District, Salt River Project	3.28%	05/04/06	$10,000,000	$10,000,000
Colorado — 2.0%
Colorado State General Fund Revenue Bond	4.00	06/27/06	5,000,000	5,016,256
Florida — 3.2%
Jacksonville Electric Authority, SPA: JP Morgan Chase Bank	3.28	07/11/06	8,000,000	8,000,000
Nebraska — 7.1%
Lincoln Electric System	3.20	05/02/06	8,000,000	8,000,000
Omaha Public Power District	3.28	05/04/06	5,000,000	5,000,000
	3.28	07/12/06	5,000,000	5,000,000
				18,000,000
New Jersey — 3.2%
New Jersey State Tax & Revenue Anticipation Notes	4.00	06/23/06	8,000,000	8,021,866
Texas — 11.1%
City of Austin, LOC: Bayerische Landesbank	3.40	05/03/06	10,000,000	10,000,000
Texas Department of Transportation, LOC: Bank of America	3.18	05/03/06	7,000,000	7,000,000
	3.26	05/16/06	3,500,000	3,500,000
Texas State Tax and Revenue Anticipation Notes	4.50	08/31/06	7,450,000	7,487,195
				27,987,195
Wisconsin — 3.3%
Wisconsin State, LOC: Bayerische Landesbank	3.22	04/05/06	8,400,000	8,400,000
				85,425,317

	Shares
Mutual Funds — 3.4%
Goldman Sachs Financial Square Tax Free Money Market Fund	8,458,704	8,458,704
SEI Tax-Exempt Institutional Money Market Fund	112,939	112,939
		8,571,643
Total Investments, at Amortized Cost — 99.5%		250,411,960
Other assets and liabilities, net — 0.5%		1,183,231
Net Assets — 100.0%		$251,595,191

Notes to Schedule of Investments:

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Corporation
FSA	—	Financial Security Assurance Holdings Ltd.
LOC	—	Letter of Credit
MBIA	—	MBIA Insurance Corporation
SPA	—	Standby Purchase Agreement

*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Master Portfolio

Notes to the Schedule of Investments
March 31, 2006 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio, and the Merrimac Municipal Portfolio, collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.   Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolios’ use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.   Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement.

C.   Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series
By:	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer
Date	May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer
Date	May 22, 2006
By:	/s/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer
Date	May 22, 2006